Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,082	$ 2,252
Accrued liabilities	2,490	1,398
Accounts payable and accrued liabilities	$ 3,572	$ 3,650